Leases (Details) - Schedule of Other Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Information [Abstract]
New right-of-uses asset – operating lease and lease liabilities recognized	$ 45,992	$ 102,280
Cash paid for amounts included in the measurement of operating lease liabilities	$ 79,769	$ 57,128
Weighted-average remaining lease term - operating leases	6 months	1 year 6 months
Weighted-average discount rate - operating leases	5.625%	5.00%